UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22107

SEI Structured Credit Fund, L.P.

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Brian Vrabel

c/o SEI Investments Management Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (610) 676-3842

Date of fiscal year end: December 31, 2020

Date of reporting period: June 30, 2020

Item 1.	Reports to Stockholders.

S E I  S T R U C T U R E D  C R  E D I T  F U N D,  L. P.

Financial Statements (Unaudited)

For the six month period ended June 30, 2020

SEI Structured Credit Fund, L.P.

Financial Statements

For the six month period ended June 30, 2020

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarter of each fiscal year on Form N-PORT. The Trust’s Forms N-PORT is available on the Commission’s website at https://www.sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling (888) 786-9977; and (ii) on the Commission’s website at https://www.sec.gov.

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

June 30, 2020

                             Sector Weightings (Based on percentage of Limited Partners’ Capital)

Description	Par Value	Fair Value
ASSET-BACKED SECURITIES (A) — 100.4%

CAYMAN ISLANDS — 81.3%
ABPCI Direct Lending Fund CLO I, Ser 2019-1A, Cl CR 4.792%, VAR ICE LIBOR USD 3 Month+4.520% 07/20/29 (B)	$12,466,000	$11,082,274
ABPCI Direct Lending Fund CLO V, Ser 2019-5A, Cl C 5.272%, VAR ICE LIBOR USD 3 Month+5.000% 04/20/31 (B)	11,000,000	9,564,500
ABPCI Direct Lending Fund CLO VII, Ser 2019-7A, Cl C2 6.022%, VAR ICE LIBOR USD 3 Month+5.750% 10/20/31 (B)	4,300,000	3,855,810
Apex Credit CLO, Ser 2018-2A, Cl E 6.802%, VAR ICE LIBOR USD 3 Month+6.530% 10/20/31 (B)	14,300,000	8,580,000
Apex Credit CLO, Ser 2018-2A, Cl F 9.252%, VAR ICE LIBOR USD 3 Month+8.980% 10/20/31 (B)	7,805,183	3,512,333
Ares XXXIV CLO, Ser 2015-2A, Cl SUB 04/17/33 (B)(C)	61,987,000	30,993,500
Ares XXXIV CLO, Ser 2020-2A, Cl FR 9.376%, VAR ICE LIBOR USD 3 Month+8.600% 04/17/33 (B)	11,250,000	7,312,500
B&M CLO, Ser 2014-1A, Cl E 6.926%, VAR ICE LIBOR USD 3 Month+5.750% 04/16/26 (B)	5,250,000	2,730,000
Battalion CLO IV, Ser 2013-4A, Cl SUB 10/22/25 (B)(C)	31,800,000	3,180
Battalion CLO VII, Ser 2014-7A, Cl SUB 07/17/28 (B)(C)	12,746,000	2,549,200
Battalion CLO VIII, Ser 2020-8A, Cl D1R2 7.022%, VAR ICE LIBOR USD 3 Month+6.750% 07/18/30 (B)	10,990,000	9,206,323
Battalion CLO X, Ser 2016-10A, Cl SUB 01/24/29 (B)(C)	25,270,000	13,645,800
Battalion CLO XI, Ser 2017-11A, Cl SUB 10/24/29 (B)(C)	38,324,300	24,910,795
Battalion CLO XII, Ser 2018-12A, Cl SUB 05/17/31 (B)(C)	46,533,517	32,573,462
Battalion CLO XIV, Ser 2019-14A, Cl SUB 04/20/32 (C)	47,870,000	31,115,500
Battalion CLO XVI, Ser 2019-16A, Cl SUB 12/19/32 (B)(C)	28,838,000	18,167,940
Benefit Street Partners CLO, Ser 2018-5BA, Cl SUB 04/20/31 (C)	30,840,000	11,565,000
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB 07/20/29 (B)(C)	21,904,000	5,037,920
Benefit Street Partners CLO III, Ser 2017-IIIA, Cl DR 6.872%, VAR ICE LIBOR USD 3 Month+6.600% 07/20/29 (B)	3,000,000	2,157,000
Benefit Street Partners CLO IV 07/20/26 (B)(C)	30,796,000	2,414,841
Benefit Street Partners CLO IX 07/20/25 (B)	22,625,000	10,181,250
Benefit Street Partners CLO VI, Ser 2015-VIA, Cl SUB 10/18/29 (B)(C)	36,203,000	6,840,007
Benefit Street Partners CLO VII, Ser 2015-VIII, Cl SUB 07/18/27 (C)	36,750,000	8,742,825

See accompanying notes, which are an integral part of the financial statements.

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

June 30, 2020

Description	Par Value	Fair Value

Benefit Street Partners CLO VIII, Ser 2015-8A, Cl SUB (B)(C)	$36,680,000	$18,340,000
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB 01/15/29 (B)(C)	35,364,000	5,583,940
Benefit Street Partners Clo XII, Ser 2017-12A, Cl C 4.269%, VAR ICE LIBOR USD 3 Month+3.050% 10/15/30 (B)	9,562,000	8,414,560
Benefit Street Partners CLO XII, Ser 2017-12A, Cl SUB 10/15/30 (B)(C)	40,364,000	14,934,680
Benefit Street Partners CLO XIV, Ser 2018-14A, Cl SUB 04/20/31 (B)(C)	37,334,000	14,316,096
Benefit Street Partners CLO XVIII, Ser 2019-18A, Cl SUB 10/15/32 (B)(C)	28,603,500	15,211,341
Benefit Street Partners CLO XX, Ser 2020-20A, Cl SUB 07/15/31 (B)(C)	17,190,000	16,691,490
Brigade Debt Funding I, Ser 2018-1A, Cl SUB 04/25/36 (C)	55,000,000	37,510,000
Brigade Debt Funding II, Ser 2018-2A, Cl SUB 10/25/35 (B)(C)	20,000,000	12,140,000
Cathedral Lake CLO, Ser 2014-1A, Cl SUB 10/15/29 (B)(C)	18,200,000	4,095,000
Cathedral Lake CLO, Ser 2017-1A, Cl CR 3.775%, VAR ICE LIBOR USD 3 Month+3.500% 10/15/29 (B)	5,000,000	4,200,000
Cathedral Lake CLO, Ser 2017-1A, Cl DR 8.469%, VAR ICE LIBOR USD 3 Month+7.250% 10/15/29 (B)	14,464,000	11,209,600
Cathedral Lake CLO III, Ser 2015-3A, Cl SUB 01/15/26 (B)(C)	29,485,000	7,371,250
Cathedral Lake V, Ser 2018-5A, Cl E 6.372%, VAR ICE LIBOR USD 3 Month+6.100% 10/21/30 (B)	9,000,000	5,760,000
Cathedral Lake V, Ser 2018-5A, Cl SUB 10/21/30 (B)(C)	30,838,000	9,868,160
Dryden 75 CLO, Ser 2019-75A, Cl SUB 07/15/30 (B)(C)	24,090,000	15,417,600
Elevation CLO, Ser 2014-2A, Cl SUB 10/15/29 (B)(C)	14,400,000	3,168,000
Elevation CLO, Ser 2017-2A, Cl ER 6.625%, VAR ICE LIBOR USD 3 Month+6.350% 10/15/29 (B)	7,500,000	6,198,205
Elevation CLO, Ser 2017-2A, Cl FR 8.915%, VAR ICE LIBOR USD 3 Month+8.640% 10/15/29 (B)	8,550,000	5,714,745
Elevation CLO, Ser 2018-10A, Cl E 6.562%, VAR ICE LIBOR USD 3 Month+6.290% 10/20/31 (B)	14,000,000	10,507,311
Elevation CLO, Ser 2018-10A, Cl SUB 10/20/31 (B)(C)	40,850,000	21,482,280
Elevation CLO, Ser 2018-8A, Cl F 8.105%, VAR ICE LIBOR USD 3 Month+7.860% 10/25/30 (B)	6,650,000	4,010,967
Evans Grove CLO, Ser 2018-1A, Cl E 6.871%, VAR ICE LIBOR USD 3 Month+6.500% 05/28/28 (B)	9,182,548	5,876,831
Figueroa CLO, Ser 2013-2A, Cl SUB 06/20/27 (B)(C)	12,967,000	51,868
Garrison Funding, Ser 2019-1A, Cl A2L 3.022%, VAR ICE LIBOR USD 3 Month+2.750% 07/20/31 (B)	2,667,000	2,517,941
Great Lakes CLO, Ser 2014-1A, Cl ER 8.719%, 10/15/29	10,378,000	8,354,290
Great Lakes CLO, Ser 2014-1A, Cl FR 11.219%, VAR ICE LIBOR USD 3 Month+10.000% 10/15/29 (B)	6,063,000	4,529,061
Great Lakes CLO, Ser 2014-1A, Cl SUB 10/15/29 (B)(C)	16,940,000	3,388,000
Great Lakes CLO, Ser 2015-1A, Cl ER 8.536%, VAR ICE LIBOR USD 3 Month+7.360% 01/16/30 (B)	17,689,000	13,708,975
Great Lakes CLO, Ser 2015-1A, Cl FR 11.176%, VAR ICE LIBOR USD 3 Month+10.000% 01/16/30 (B)	6,517,000	4,855,165
Great Lakes CLO, Ser 2015-1A, Cl SUB 01/16/30 (B)(C)	24,580,042	6,145,010

See accompanying notes, which are an integral part of the financial statements.

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

June 30, 2020

Description	Par Value	Fair Value

Halcyon Loan Advisors Funding, Ser 2018-2A, Cl D 7.998%, 01/22/31	$15,700,000	$12,825,330
Ivy Hill Middle Market Credit Fund, Ser 2013-7A, Cl SUB 10/20/29 (B)(C)	19,066,500	4,766,625
Ivy Hill Middle Market Credit Fund VII, Ser 2017-7A, Cl ER 8.002%, VAR ICE LIBOR USD 3 Month+7.730% 10/20/29 (B)	9,000,000	7,335,000
Ivy Hill Middle Market Credit Fund X, Ser 2018-10A, Cl DR 7.552%, VAR ICE LIBOR USD 3 Month+7.280% 07/18/30 (B)	21,000,000	16,897,650
Ivy Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl D 8.205%, VAR ICE LIBOR USD 3 Month+7.070% 04/18/30 (B)	15,555,000	10,732,950
Ivy Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl SUB 04/18/30 (B)(C)	1,667,000	1,000,200
Lockwood Grove CLO, Ser 2014-1A, Cl ERR 6.841%, VAR ICE LIBOR USD 3 Month+5.850% 01/25/30 (B)	17,430,417	11,678,380
Lockwood Grove CLO, Ser 2014-1A, Cl SUB 01/25/30 (B)(C)	25,988,000	10,135,320
Marathon CLO, Ser 2019-2A, Cl BA 5.203%, VAR ICE LIBOR USD 3 Month+3.300% 01/20/33 (B)	1,000,000	930,780
Marathon CLO, Ser 2019-2A, Cl C1A 6.257%, VAR ICE LIBOR USD 3 Month+4.870% 01/20/33 (B)	1,000,000	920,060
Marathon CLO, Ser 2019-2A, Cl C2 7.873%, VAR ICE LIBOR USD 3 Month+5.970% 01/20/33 (B)	1,000,000	895,300
MCF CLO VIII, Ser 2018-1A, Cl SUB 07/18/30 (B)(C)	27,710,000	20,436,125
Monroe Capital MML CLO, Ser 2018-1A, Cl ER 7.508%, VAR ICE LIBOR USD 3 Month+7.250% 07/22/28 (B)	15,000,000	12,190,500
Mountain View CLO, Ser 2017-1A, Cl DR 4.416%, VAR ICE LIBOR USD 3 Month+4.150% 10/12/30 (B)	2,000,000	1,540,000
Mountain View CLO, Ser 2017-1A, Cl ER 7.966%, VAR ICE LIBOR USD 3 Month+7.700% 10/12/30 (B)	10,000,000	4,500,000
Neuberger Berman CLO XV, Ser 2013-15A, Cl SUB 10/15/29 (B)(C)	19,868,600	7,056,532
Neuberger Berman CLO XV, Ser 2017-15A, Cl FR 8.755%, VAR ICE LIBOR USD 3 Month+8.480% 10/15/29 (B)	5,100,000	3,179,850
Neuberger Berman CLO XVII, Ser 2020-17A, Cl ER2 7.458%, VAR ICE LIBOR USD 3 Month+7.200% 04/22/29 (B)	6,200,000	5,808,780
Neuberger Berman CLO XVI-S, Ser 2018-16SA, Cl SUB 01/15/28 (B)(C)	17,822,117	8,756,541
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB 10/17/30 (B)(C)	26,625,000	12,247,500
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUBF 0.100%, 10/17/30 (B)	818,231	188,193
Neuberger Berman Loan Advisers CLO 24, Ser 2017-24A, Cl INC 04/19/30 (B)(C)	15,000,000	6,405,900
Neuberger Berman Loan Advisers CLO 25, Ser 2017-25A, Cl INC 10/18/29 (B)(C)	16,000,000	6,400,000
Neuberger Berman Loan Advisers CLO 26, Ser 2017-26A, Cl INC 10/18/30 (B)(C)	13,600,000	5,440,000
Neuberger Berman Loan Advisers CLO 27, Ser 2018-27A, Cl INC 01/15/30 (B)(C)	12,000,000	6,600,000
Neuberger Berman Loan Advisers CLO 27, Ser 2018-27A, Cl SUBN 0.072%, 01/15/30 (B)	295,867	115,388
Neuberger Berman Loan Advisers CLO 29, Ser 2018-29A, Cl 1ISR 10/19/31 (B)(C)	92,000	73,600
Neuberger Berman Loan Advisers CLO 29, Ser 2018-29A, Cl 2ISR 10/19/31 (B)(C)	331,457	265,166
Neuberger Berman Loan Advisers CLO 29, Ser 2018-29A, Cl INC 10/19/31 (B)(C)	18,000,000	9,043,380
Neuberger Berman Loan Advisers CLO 29, Ser 2018-29A, Cl SPRI 0.110%, 10/19/31 (B)	800,000	560,000
Neuberger Berman Loan Advisers CLO 30, Ser 2019-30A, Cl INC 01/20/31 (B)(C)	4,050,000	2,660,850

See accompanying notes, which are an integral part of the financial statements.

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

June 30, 2020

Description	Par Value	Fair Value

Neuberger Berman Loan Advisers CLO 32, Ser 2019-32A, Cl INC 01/19/32 (B)(C)	$18,300,000	$11,895,000
Neuberger Berman Loan Advisers CLO 32, Ser 2019-32A, Cl SINC 0.051%, 01/19/32 (B)	1,325,406	1,192,865
Neuberger Berman Loan Advisers CLO 36, Ser 2020-36A, Cl INC 04/20/33 (B)(C)	8,625,000	6,468,750
Neuberger Berman Loan Advisers CLO 36, Ser 2020-36A, Cl SPIN 04/20/33 (B)(C)	111,146	100,031
NewStar Berkeley Fund CLO, Ser 2016-1A, Cl E 7.995%, VAR ICE LIBOR USD 3 Month+7.750% 10/25/28 (B)	23,142,000	17,842,482
NewStar Berkeley Fund CLO, Ser 2016-1A, Cl SUB 10/25/28 (B)(C)	32,718,000	10,142,580
NewStar Berkeley Fund CLO, Ser 2019-1A, Cl DR 4.995%, VAR ICE LIBOR USD 3 Month+4.750% 10/25/28 (B)	5,269,000	4,872,192
NewStar Clarendon Fund CLO, Ser 2015-1A, Cl E 7.041%, VAR ICE LIBOR USD 3 Month+6.050% 01/25/27 (B)	23,726,000	18,530,006
NewStar Exeter Fund CLO, Ser 2015-1RA, Cl E 8.335%, VAR ICE LIBOR USD 3 Month+7.200% 01/20/27 (B)	9,000,000	6,961,500
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB 04/20/30 (B)(C)	50,029,000	24,013,920
NewStar Fairfield Fund CLO, Ser 2018-2A, Cl CN 3.852%, VAR ICE LIBOR USD 3 Month+3.580% 04/20/30 (B)	5,300,000	3,962,810
NewStar Fairfield Fund CLO, Ser 2018-2A, Cl DN 7.652%, VAR ICE LIBOR USD 3 Month+7.380% 04/20/30 (B)	12,600,000	8,127,000
Ocean Trails CLO 8, Ser 2020-8A, Cl D 5.175%, VAR ICE LIBOR USD 3 Month+4.900% 07/15/29 (B)	5,000,000	4,875,000
OCP CLO, Ser 2017-13A, Cl SUB 07/15/30 (B)(C)	11,500,000	6,250,250
OCP CLO, Ser 2017-14A, Cl SUB 11/20/30 (B)(C)	16,333,000	7,839,840
OCP CLO, Ser 2017-6A, Cl ER 8.333%, VAR ICE LIBOR USD 3 Month+8.060% 10/17/30 (B)	10,800,000	6,517,800
OCP CLO, Ser 2019-16A, Cl SUB 01/20/32 (B)(C)	9,000,000	5,638,500
OCP CLO, Ser 2019-17A, Cl SUB 07/20/32 (B)(C)	15,000,000	10,654,500
OCP CLO 2020-19, Ser 2020-19A, Cl SUB 07/20/31 (B)(C)	9,300,000	8,370,000
Pulsar Funding I, Ser 2019-1A, Cl B 3.772%, VAR ICE LIBOR USD 3 Month+3.500% 01/20/33 (B)	2,000,000	1,840,000
Shackleton CLO, Ser 2018-6RA, Cl F 8.643%, VAR ICE LIBOR USD 3 Month+8.370% 07/17/28 (B)	6,154,793	3,718,110
Shackleton CLO, Ser 2018-6RA, Cl SU 07/17/28 (C)	19,200,000	1,152,000
Shackleton CLO, Ser 2019-14A, Cl SUB 07/20/30 (B)(C)	15,750,000	8,032,500
Shackleton CLO, Ser 2019-XV, Cl SUB 01/15/30 (C)	10,000,000	6,200,000
TCW CLO, Ser 2017-1A, Cl DR 3.991%, VAR ICE LIBOR USD 3 Month+3.150% 07/29/29 (B)	6,000,000	5,400,000
TCW CLO, Ser 2017-1A, Cl ER 7.591%, VAR ICE LIBOR USD 3 Month+6.750% 07/29/29 (B)	6,500,000	5,785,000
TCW CLO, Ser 2017-1A, Cl SUB 07/29/29 (B)(C)	26,999,000	17,009,370
TCW CLO, Ser 2018-1A, Cl SUB 04/25/31 (B)(C)	29,703,000	17,673,285
TCW CLO, Ser 2019-2A, Cl E 7.672%, VAR ICE LIBOR USD 3 Month+7.400% 10/20/32 (B)	4,000,000	3,820,000
TCW CLO, Ser 2019-2A, Cl SUB 10/20/32 (B)(C)	28,463,000	20,208,730

See accompanying notes, which are an integral part of the financial statements.

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

June 30, 2020

Description	Par Value	Fair Value

Telos CLO, Ser 2018-5A, Cl BR 2.615%, VAR ICE LIBOR USD 3 Month+1.480% 04/17/28 (B)	$7,875,000	$7,390,687
Telos CLO, Ser 2018-5A, Cl DR 3.573%, VAR ICE LIBOR USD 3 Month+3.300% 04/17/28 (B)	18,758,000	14,443,660
Telos CLO, Ser 2018-5A, Cl ER 6.833%, VAR ICE LIBOR USD 3 Month+6.560% 04/17/28 (B)	25,019,977	14,511,587
Trinitas CLO III, Ser 2018-3A, Cl DR 3.075%, VAR ICE LIBOR USD 3 Month+2.800% 07/15/27 (B)	6,625,000	5,300,000
Trinitas CLO X, Ser 2019-10A, Cl E 7.175%, VAR ICE LIBOR USD 3 Month+6.900% 04/15/32 (B)	15,000,000	12,900,000
Valhalla CLO, Ser 2004-1A, Cl EIN 08/01/20 (B)(C)	6,500,000	975,000
Venture 28 CLO, Ser 2017-28AA, Cl SUB 10/20/29 (B)(C)	25,000,000	12,000,000
Venture 35 CLO, Ser 2018-35A, Cl SUB 10/22/31 (B)(C)	26,039,000	11,196,770
Venture CDO, Ser 2016-25A, Cl SUB 04/20/29 (B)(C)	11,620,000	5,229,000
Venture XXVI CLO, Ser 2017-26A, Cl SUB 01/20/29 (B)(C)	10,526,000	3,473,580
Venture XXVIII CLO, Ser 2017-28A, Cl SUB 07/20/30 (B)(C)	21,122,000	10,983,440
Voya CLO, Ser 2015-3A, Cl ER 8.772%, VAR ICE LIBOR USD 3 Month+8.500% 10/20/31 (B)	18,400,000	14,911,728
Voya CLO, Ser 2015-3A, Cl SUB 10/20/31 (B)(C)	56,700,000	33,736,500
Voya CLO, Ser 2019-1A, Cl SUB 04/15/31 (B)(C)	4,300,000	3,354,000

		1,155,400,199

IRELAND — 9.6%
Apex Credit CLO, Ser 2017-1A, Cl C 3.064%, VAR ICE LIBOR USD 3 Month+2.800% 04/24/29 (B)	3,265,000	3,134,400
Apex Credit CLO, Ser 2017-1A, Cl D 3.864%, VAR ICE LIBOR USD 3 Month+3.600% 04/24/29 (B)	5,485,000	4,634,825
Apex Credit CLO, Ser 2017-1A, Cl E 6.614%, VAR ICE LIBOR USD 3 Month+6.350% 04/24/29 (B)	10,716,338	6,751,293
Battalion CLO V, Ser 2014-5A, Cl SUB 04/17/26 (B)(C)	33,031,000	594,558
Battalion CLO VIII, Ser 2015-8A, Cl SUB 07/18/30 (B)(C)	23,307,000	9,089,730
Benefit Street Partners CLO II, Ser 2013-IIA, Cl SUB 07/15/24 (B)(C)	23,450,000	5,159,000
Cerberus Loan Funding XVIII, Ser 2017-1A, Cl E 7.025%, VAR ICE LIBOR USD 3 Month+6.750% 04/15/27 (B)	18,000,000	17,640,000
CVP Cascade CLO, Ser 2014-2A, Cl D 5.935%, VAR ICE LIBOR USD 3 Month+4.800% 07/18/26 (B)	7,386,000	3,637,605
CVP Cascade CLO, Ser 2014-2A, Cl E 6.935%, VAR ICE LIBOR USD 3 Month+5.800% 07/18/26 (B)	8,152,383	3,424,001
ICE Global Credit CLO, Ser 2013-1A, Cl INC 04/20/24 (B)(C)	12,500,000	1,250
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl D 8.695%, VAR ICE LIBOR USD 3 Month+7.560% 07/20/29 (B)	20,790,000	16,670,254
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB 07/20/29 (B)(C)	4,200,000	3,289,020
JFIN Revolver CLO, Ser 2017-5A, Cl B 5.300%, 04/20/24 (B)	19,000,000	18,952,500
JFIN Revolver CLO, Ser 2017-5A, Cl C 7.150%, 04/20/24 (B)	14,500,000	13,920,000
Longfellow Place CLO, Ser 2017-1A, Cl DRR 4.775%, VAR ICE LIBOR USD 3 Month+4.500% 04/15/29 (B)	836,000	723,424
Longfellow Place CLO, Ser 2017-1A, Cl ERR 7.975%, VAR ICE LIBOR USD 3 Month+7.700% 04/15/29 (B)	4,077,817	2,813,693

See accompanying notes, which are an integral part of the financial statements.

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

June 30, 2020

Description	Par Value/Shares	Fair Value

Longfellow Place CLO, Ser 2017-1A, Cl FRR 8.775%, VAR ICE LIBOR USD 3 Month+8.500% 04/15/29 (B)	$7,554,772	$2,795,266
Neuberger Berman CLO XVII, Ser 2014-17A, Cl SUB 04/22/29 (B)(C)	5,900,000	2,655,000
OCP CLO, Ser 2017-4A, Cl ER 8.870%, VAR ICE LIBOR USD 3 Month+7.850% 04/24/29 (B)	8,250,000	4,809,750
Shackleton CLO, Ser 2014-6A, Cl SUB(C) 07/17/26 (B)(C)	23,850,000	2,385
Zohar CDO, Ser 2007-3A, Cl A2 2.695%, VAR ICE LIBOR USD 3 Month+0.550% 04/15/19 (B)(D)	90,000,000	13,500,000
Zohar CDO, Ser 2007-3A, Cl A3 2.895%, VAR ICE LIBOR USD 3 Month+0.750% 04/15/19 (B)(D)	56,000,000	1,680,000

		135,877,954

JERSEY — 0.9%
Saranac CLO I, Ser 2017-1A, Cl ER 8.691%, VAR ICE LIBOR USD 3 Month+7.700% 07/26/29 (B)	18,431,983	9,538,551
Saranac CLO VII, Ser 2017-2A, Cl ER 7.097%, VAR ICE LIBOR USD 3 Month+6.720% 11/20/29 (B)	7,913,033	3,402,604

		12,941,155

UNITED STATES — 8.6%
Arch Street CLO, Ser 2018-2A, Cl DR 4.022%, VAR ICE LIBOR USD 3 Month+3.750% 10/20/28 (B)	8,111,383	6,407,993
Benefit Street Partners Warehouse Note (C)	3,750,000	3,731,250
Callidus ABL CLO, Ser 2016-1A, Cl B 5.430%, 12/07/21 (B)	2,892,115	1,937,717
Callidus ABL CLO, Ser 2016-1A, Cl C 6.790%, 12/07/21 (B)	7,000,000	4,340,000
Callidus ABL CLO, Ser 2016-1A, Cl D 9.290%, 12/07/21 (B)	5,250,000	3,150,000
Ivy Hill IV Warehouse Note 07/03/21 (D)	85,000,000	71,400,000
TCW CLO, Ser 2020-1 (C)	39,750,000	31,005,000

		121,971,960

Total Asset-Backed Securities (Cost $2,181,247,835)		1,426,191,268

COMMON STOCK — 1.6%

UNITED STATES — 1.6%
Apollo Investment	111,660	1,068,586
Ares Capital	1,478,866	21,369,614

Total Common Stock (Cost $21,164,376)		22,438,200

CASH EQUIVALENT (E)(F) — 4.0%
UNITED STATES — 4.0%
SEI Daily Income Trust Government Fund, Cl F, 0.030%	56,774,461	56,774,461

Total Cash Equivalent (Cost $56,774,461)		56,774,461

Total Investments — 106.0% (Cost $2,259,186,672)		$1,505,403,929

Percentages based on Limited Partners’ Capital of $1,420,200,585.

See accompanying notes, which are an integral part of the financial statements.

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

June 30, 2020

Transactions with affiliated funds during the period ended June 30, 2020 are as follows:

	Value of Shares Held as of 12/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Value of Shares Held as of 6/30/2020	Dividend Income

SEI Daily Income Trust Government Fund, Cl F	$18,060,822	$229,728,980	($191,015,341)	$—	$56,774,461	$240,979

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

Ser — Series

VAR — Variable

(A)	Securities considered illiquid. The total value of such securities as of June 30, 2020 was $1,426,191,268 and represented 100.4% of Partners’ Capital.
(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended. At June 30, 2020, the market value of Rule 144A positions amounted to $1,202,590,072 or 84.7% of Limited Partners’ Capital.

(C)	Represents equity/residual investments for which estimated effective yields are applied.
(D)

Security fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of June 30, 2020 was $86,580,000 and represented 6.1% of Limited Partners’ Capital.

(E)	Rate shown is the 7-day effective yield as of June 30, 2020.
(F)	Investment in affiliated security.

Various inputs are used in determining the fair value of investments. For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total

Asset-Backed Securities	$—	$—	$1,426,191,268	$1,426,191,268
Common Stock	22,438,200	—	—	22,438,200
Cash Equivalent	56,774,461	—	—	56,774,461

Total Investments in Securities	$79,212,661	$—	$1,426,191,268	$1,505,403,929

(1)	Of the $1,426,191,268 in Level 3 securities as of June 30, 2020, $ 1,339,611,268 was valued via dealer quotes.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Asset-Backed Securities
Beginning balance as of January 1, 2020	$1,788,457,348
Accrued discounts/premiums	62,631,212
Realized gain/(loss)	6,266,836
Change in unrealized appreciation/(depreciation)	(425,341,373)
Proceeds from sales	(245,658,435)
Purchases	239,835,680

Ending balance as of June 30, 2020	$1,426,191,268

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(426,424,810)

For the period ended June 30, 2020, there were no transfers into or out of Level 3 assets and liabilities. Transfers, if any, are recognized at year end.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes, which are an integral part of the financial statements.

SEI Structured Credit Fund, L.P.

Statement of Assets and Liabilities (Unaudited)

June 30, 2020

Assets
Investments in securities, at value (cost $2,202,412,211)	$1,448,629,468
Investment in affiliated security, at value (cost $56,774,461)	56,774,461
Cash	1,526,556
Due from affiliate*	18,002,768
Interest receivable	8,894,419
Prepaid expenses	29,317

Total assets	1,533,856,989

Liabilities
Capital withdrawals payable	90,000,000
Capital contributions received in advance*	18,002,768
Payable for investment securities purchased	4,875,000
Administration fees payable	126,485
Other accrued expenses	652,151

Total liabilities	113,656,404

Limited Partners’ capital	$1,420,200,585

Limited Partners’ capital Represented by:
Paid-in-capital	$2,173,983,328
Net unrealized depreciation on investments	(753,782,743)

Limited Partners’ capital	$1,420,200,585

*See Note 5 in the accompanying notes to financial statements.

See accompanying notes, which are an integral part of the financial statements.

SEI Structured Credit Fund, L.P.

Statement of Operations (Unaudited)

For the six months ended June 30, 2020

Investment income
Interest income	$89,078,675
Dividend income	2,832,328
Dividend income from affiliated security	240,979

Total investment income	92,151,982

Expenses
Administration fee	767,912
Professional fees	124,217
Directors’ fees	18,000
Miscellaneous expenses	34,928

Total expenses	945,057

Net investment income	91,206,925

Realized and unrealized gain (loss) on investments
Net realized gain on investments	3,083,539
Net change in unrealized appreciation (depreciation) on investments	(424,067,549)

Net realized and unrealized loss on investments	(420,984,010)

Net decrease in Limited Partners’ capital resulting from operations	$(329,777,085)

See accompanying notes, which are an integral part of the financial statements.

SEI Structured Credit Fund, L.P.

Statements of Changes in Limited Partners’ Capital

	For the priod ended June 30, 2020 (Unaudited)	For the year ended December 31, 2019
From investment activities
Net investment income	$91,206,925	$199,863,404
Net realized gain on investments	3,083,539	6,664,861
Net change in unrealized appreciation (depreciation) on investments	(424,067,549)	(29,064,126)

Net increase (decrease) in Limited Partners’ capital resulting from operations	(329,777,085)	177,464,139

Partners’ capital transactions
Capital contributions	66,335,346	104,963,893
Capital withdrawals	(112,984,848)	(327,831,504)

Net decrease in Limited Partners’ capital derived from capital transactions	(46,649,502)	(222,867,611)

Net decrease in Limited Partners’ capital	(376,426,587)	(45,403,472)
Limited Partners’ capital beginning of the period	1,796,627,172	1,842,030,644

Limited Partners’ capital end of the period	$1,420,200,585	$1,796,627,172

See accompanying notes, which are an integral part of the financial statements.

SEI Structured Credit Fund, L.P.

Statement of Cash Flows (Unaudited)

For the six months ended June 30, 2020

Cash flows from operating activities
Net decrease in Limited Partners’ capital resulting from operations	$(329,777,085)
Adjustments to reconcile net decrease in Limited Partners’ capital resulting from operations to net cash provided by operating activities:
Purchases of long-term investments	(281,142,644)
Proceeds from sales of long-term investments	262,617,726
Accretion of discount (see Note 2)	(62,631,212)
Purchase of short-term investments	(38,713,639)
Net realized gain on investments	(3,083,539)
Net change in unrealized (appreciation) depreciation on investments	424,067,549
Decrease in due from affiliate	25,489,545
Decrease in interest receivable	2,881,821
Increase in prepaid expenses	(29,317)
Decrease in receivable for securities sold	2,925,000
Increase in payable for securities purchased	4,875,000
Decrease in administration fees payable	(25,838)
Decrease in other accrued expenses	(111,173)

Net cash provided by operating activities	7,342,194

Cash flows from financing activities
Capital contributions	40,845,801
Capital withdrawals	(46,661,439)

Net cash used in financing activities	(5,815,638)

Net change in cash (including restricted cash)	1,526,556

Cash (including restricted cash)
Beginning of the period	–

End of the period	$1,526,556

See accompanying notes, which are an integral part of the financial statements.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited)

June 30, 2020

1.   Organization

SEI Structured Credit Fund, L.P. (the “Fund”) is a Delaware limited partnership established on June 26, 2007 and commenced operations on August 1, 2007. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified, management investment company. The Fund offers limited partnership interests (“Interests”) solely through private placement transactions to investors (“Limited Partners”) that have signed an investment management agreement with SEI Investments Management Corporation (“SIMC” or the “Adviser”), the investment adviser to the Fund. SEI Investments Company is the parent company of SIMC. As of June 30, 2020, the SEI Structured Credit Segregated Portfolio owned approximately 84.6% of the Fund, while the other Limited Partners owned approximately 15.4% of the Fund.

The Fund’s objective is to generate high total returns. There can be no assurance that the Fund will achieve its objective. The Fund pursues its investment objective by investing in a portfolio comprised of collateralized debt obligations (“CDOs”), which includes collateralized loan obligations (“CLOs”) and other structured credit investments. CDOs are special purpose investment vehicles formed to acquire and manage a pool of loans, bonds and/or other fixed income assets of various types. CDOs fund their investments by issuing several classes of debt and equity securities, the repayment of which is linked to the performance of the underlying assets, which serve as collateral for certain securities issued by the CDO. In addition to CDOs, the Fund’s investments may include fixed income securities, loan participations, credit-linked notes, medium-term notes, registered and unregistered investment companies or pooled investment vehicles, and derivative instruments, such as credit default swaps and total return swaps (collectively with CDOs, “Structured Credit Investments”).

SEI Investment Strategies, LLC (the “General Partner”), a Delaware limited liability company, serves as the General Partner to the Fund and had no investment in the Fund during the period and as of June 30, 2020. The General Partner has delegated the management and control of the business and affairs of the Fund to the Board of Directors (the “Board”). A majority of the Board is and will be persons who are not “interested persons” (as defined in the 1940 Act) with respect to the Fund.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2020

2.   Significant Accounting Policies

The following is a summary of significant accounting and reporting policies followed by the Fund in preparing the financial statements:

Use of Estimates

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946). The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Fund’s financial statements are reasonable; however, actual results could differ from these estimates and it is possible that differences could be material.

Valuation of Investments

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

For securities not listed on a securities exchange, the Fund shall seek to obtain a bid price from at least one dealer who is independent of the Fund. In such cases, the independent dealer providing the price on the Structured Credit Investment may also be a “market maker”, and in many cases the only market maker, with respect to that security. As of June 30, 2020, all asset-backed securities, with the exception of three fair valued securities, are valued by an independent dealer. Please see the unobservable inputs table on page 16 of the financial statements.

A dealer’s valuation reflects its judgment of the price of an asset, assuming an arm’s length transaction at the valuation date between knowledgeable and willing market participants. It generally assumes a round lot institutional transaction, without consideration for whether the client is long or short the instrument, and without adjustment for the size of the client’s position. The valuation pertains to an assumed transaction and may not necessarily reflect actual quoted or other prices, and does not indicate that an active market exists for the financial instrument.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2020

2.   Significant Accounting Policies (continued)

Valuation of Investments (continued)

A dealer’s valuation may be formulated using inputs such as a combination of observable market transactions of the exact security or a similar security and internal models. Bids-Wanted-In Competition (“BWIC”) are widely distributed auctions of securities whose results are the primary input used by dealers to establish valuations for structured credit securities. Dealers supplement BWIC results with private transactions and model-driven valuations. Model-driven valuations require assumptions regarding default, recovery, and prepayment rates that are consistent with current market conditions.

In situations where market inputs are not available or do not provide a sufficient basis under current market conditions for pricing the instrument, the valuation may reflect the dealer’s view of the assumptions that market participants would use in pricing the instrument. Since market participants may have materially different views as to future supply, demand, credit quality and other factors relevant to pricing financial instruments, as well as bid and ask prices, valuations may differ materially among dealers. The actual level at which these instruments trade (if trades occur) could be materially different from the dealer’s valuation.

Securities for which market prices are not “readily available” or may be unreliable are valued in accordance with Fair Value Procedures established by the Board. The Fund’s fair value procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. The Committee is currently composed of two members of the Board, as well as two representatives from SIMC and its affiliates. The Committee provides regular reports to the Board concerning investments for which market prices are not readily available or may be unreliable.

When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider are: (i) the facts giving rise to the need to fair value; (ii) the last trade price; (iii) the performance of the market or issuer’s industry; (iv) the liquidity of the security; (v) the size of the holding in the Fund; or (vi) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. At June 30, 2020, there were three securities that were fair valued by the Committee.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2020

2.   Significant Accounting Policies (continued)

Valuation of Investments (concluded)

The Board will periodically review the Fund’s valuation policies and will update them as necessary to reflect changes in the types of securities in which the Fund invests.

Fair Value of Financial Instruments

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions the market participants would use in pricing the asset or liability. The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 – Observable market based inputs or unobservable inputs that are corroborated by market data, which includes financial instruments that are valued using models or other valuation methodologies. These models are primarily industry standard models that consider various assumptions, including time value, yield curve, volatility factors, prepayment speeds, default rates, loss severity, current market and contractual prices for the underlying financial instruments, as well as other relevant economic measures. Substantially all of these assumptions are observable in the marketplace, can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace; and

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2020

2.   Significant Accounting Policies (continued)

Fair Value of Financial Instruments (continued)

Level 3 – Unobservable inputs that are not corroborated by market data (supported by little or no market activity), which is comprised of financial instruments whose fair value is estimated based on internally developed models or methodologies utilizing significant inputs that are generally not observable.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six month period ended June 30, 2020, there have been no significant changes to the Fund’s fair valuation methodologies.

The following table summarizes the quantitative inputs and assumptions used for items categorized as Level 3 investments as of June 30, 2020. The disclosure below also includes quantitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Assets	Fair Value as of June 30, 2020	Valuation Technique(s)	Unobservable Input	Price Range
CLO Debt	$533,686,409	Market Quotes	Broker Quote	$37 - $100
CLO Equity	805,924,859	Market Quotes	Broker Quote	$0 - $1
Total	$1,339,611,268

Assets	Fair Value as of June 30, 2020	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
CLO Debt	$15,180,000	Market Comparables	Yield	0
CLO Equity	71,400,000	Market Comparables	Credit Spread	8-12%
	$86,580,000

The unobservable input used to determine fair value of the Level 3 asset may have similar diverging impacts on valuation. Significant increases and decreases in this input could result in significantly higher or lower fair value measurement.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2020

2.   Significant Accounting Policies (continued)

Income Recognition and Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Amortization and accretion of debt instruments is calculated using the scientific interest method, which approximates the effective interest method over the estimated life of the security. Amortization of premiums and accretion of discounts are adjusted semi-annually or at the time of purchase for a new equity tranche investment and are included in interest income on the Statement of Operations. Realized gains (losses) on paydowns on asset-backed securities are recorded as an adjustment to interest income.

The Fund’s policy for recognizing income from equity/residual tranches of CLOs investments is to recognize the excess of all cash flows over the original cost attributable to the beneficial interest as interest income over the life of the beneficial interest using the effective yield method. The effective yield is determined based upon the original purchase price and the estimated amount and timing of principal and interest cash flows based on the best estimate of current information and events. The cost used in determining net realized capital gains and losses on the sale of CLOs investments are on the basis of first in, first out.

Collateralized Debt Obligations

The Fund invests in CDOs which include CLOs, a type of asset-backed security, and other similarly structured securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses. For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2020

2.   Significant Accounting Policies (continued)

Collateralized Debt Obligations (concluded)

Legislation enacted in 2010 imposes a withholding tax of 30% on payments of U.S. source interest and dividends paid after December 31, 2013, or gross proceeds from the disposition of an instrument that produces U.S. source interest or dividends paid after December 31, 2019, to certain non-U.S. entities, including certain non-U.S. financial institutions and investment funds, unless such non-U.S. entity complies with certain reporting requirements regarding its United States account holders and its United States owners. Most CLO vehicles in which the Fund invests will be treated as non-U.S. financial entities for this purpose, and therefore will be required to comply with these reporting requirements to avoid the 30% withholding. If a CLO vehicle in which the Fund invests fails to properly comply with these reporting requirements, it could reduce the amounts available to distribute to equity and junior debt holders in such CLO vehicle, which could materially and adversely affect our operating results and cash flows.

Federal Taxes

The Fund intends to be treated as a partnership for federal, state, and local income tax purposes. Each Limited Partner is responsible for the tax liability or benefit relating to its distributive share of taxable income or loss. Accordingly, no provision for federal, state, or local income taxes is reflected in the accompanying financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provisions in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, 2016-2019), on-going analysis of and changes to tax laws, regulations and interpretations thereof, and therefore, an estimate of potential changes to unrecognized tax benefits in the next 12 months cannot be made.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2020

2.   Significant Accounting Policies (concluded)

Cash and Cash Equivalents

Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

3.   Adviser, Administrator and Other Transactions

The Adviser does not charge a management fee to the Fund. Limited Partners are responsible for paying the fees of the Adviser directly under their individual investment management agreement with the Adviser. Each agreement sets forth the fees to be paid to the Adviser, which are ordinarily expressed as a percentage of the Limited Partner’s assets managed by the Adviser. This fee, which is negotiated between the Limited Partner and the Adviser, may include a performance-based fee and/or a fixed-dollar fee for certain specified services that is unrelated to the return of the Fund.

The Adviser has voluntarily agreed that certain expenses of the Fund, including custody fees and administrative fees shall not in the aggregate exceed 0.30% per annum of the Fund’s monthly average net asset value, and the Adviser or its affiliates will waive Fund fees or reimburse Fund expenses to the extent necessary so that such 0.30% limit is not exceeded. The following expenses of the Fund are specifically excluded from the expense limit: organizational expenses; extraordinary, non-recurring and certain other unusual expenses; taxes and fees; and expenses incurred indirectly by the Fund through its investments in Structured Credit Investments. The Adviser may discontinue all or part of this waiver at any time. In the current period, the Adviser did not waive any expenses.

SEI Global Services, Inc. (the “Administrator”) serves as the Fund’s administrator. The Administrator is a wholly-owned subsidiary of SEI Investments Company, which is also a parent company of the Adviser. The Administrator provides certain administrative, accounting, and transfer agency services to the Fund. The services performed by the Administrator may be completed by one or more of its affiliated companies. The Fund pays the Administrator a fee equal to 0.10% (on an annualized basis) of the Fund’s net asset value which is accrued monthly based on month-end net assets and is paid monthly, and reimburses the Administrator for certain out-of-pocket expenses.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2020

3.   Adviser, Administrator and Other Transactions (concluded)

SEI Investments Distribution Co. (the “Placement Agent”) serves as the Fund’s placement agent pursuant to an agreement with the Fund. The Placement Agent is a wholly-owned subsidiary of SEI Investments Company, which is also a parent company of the Adviser. The Placement Agent is not compensated by the Fund for its services rendered under the agreement.

Certain officers and Directors of the Fund are also officers and/or Directors of the Adviser, the Administrator and/or the Placement Agent. The Fund pays each unaffiliated Director an annual fee for attendance at quarterly, interim, and committee meetings. The Adviser, the Administrator or an affiliate pays compensation of officers and affiliated Directors.

4.   Allocation of Profits and Losses

The Fund maintains a separate capital account for each of its Limited Partners. As of the last day of each month, the Fund shall allocate net profits or losses for that month to the capital accounts of all Limited Partners, in proportion to their respective opening capital account balances for such month (after taking into account any capital contributions deemed to be made as of the first day of such month).

5.   Limited Partners’ Capital

The Fund, in the discretion of the Board, may sell interests to new Limited Partners and may allow existing Limited Partners to purchase additional Interests in the Fund on such days as are determined by the Board in its sole discretion. It is the Fund’s intention to allow limited purchases of Interests only during designated subscription periods as may be established by the Board or its designees (currently, the Adviser) and communicated to Limited Partners. The Board or its designee will determine the amount of Interests offered to Limited Partners during a subscription period at its discretion. During the established subscription periods, Interests may be purchased on a business day, or at such other times as the Board may determine, at the offering price (which is net asset value). The Fund may discontinue its offering at any time.

The Fund is a closed-end investment company, and therefore no Limited Partner will have the right to require the Fund to redeem its interests (“Interests”). The Fund from time to time may offer to repurchase outstanding Interests pursuant to written tenders by Limited Partners. Repurchase offers will be made at such times and on such terms as may be determined by the Board in its sole discretion. In determining whether the Fund should

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2020

5.   Limited Partners’ Capital (concluded)

repurchase Interests from Limited Partners pursuant to written tenders, the Board will consider the recommendations of the Adviser.

The Adviser expects that it will recommend to the Board that the Fund offer to repurchase Interests four times each year, as of the last business day of March, June, September, and December. However, Limited Partners will not be permitted to tender for repurchase Interests that were acquired less than two years prior to the effective date of the proposed repurchase.

Even after the initial two year period, it is possible that there will be extended periods during which illiquidity in the underlying investments held by the Fund or other factors will cause the Board to elect not to conduct repurchase offers. Such periods may coincide with periods of negative performance. In addition, even in the event of a repurchase offer, it is possible that there will be an oversubscription to the repurchase offer, in which case a Limited Partner may not be able to redeem the full amount that the Limited Partner wishes to redeem.

During the six month period ended June 30, 2020, the Fund made offers to repurchase Interests resulting in capital withdrawals of $112,984,848 and capital contributions of $66,335,346 in aggregate. As of June 30, 2020, an affiliate of the Fund received subscription proceeds from three limited partners totaling $18,002,768 for a July 1, 2020 subscription date. These amounts were held in an affiliated cash account as of June 30, 2020 and then transferred to the Fund on July 1, 2020. This amount is labeled as due from affiliate on the accompanying Statement of Assets and Liabilities.

6.   Investment Transactions

The cost of security purchases and proceeds from the sale and maturity of securities, other than temporary cash investments, during the six month period ended June 30, 2020 were $281,142,644 and $262,617,726, respectively.

As of June 30, 2020, the cost of investments for tax purposes is $2,259,186,672. Net unrealized depreciation on investments for tax purposes was $753,782,743 consisting of $9,767,905 of gross unrealized appreciation and $763,550,648 of gross unrealized depreciation.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2020

7.   Concentrations of Risk

In the normal course of business, the Fund trades financial instruments involving market risk and counterparty credit risk.

(a) Market risk

Market risk encompasses the potential for both losses and gains and includes price risk, interest rate risk, prepayment risk and collateral performance risk. The Fund’s market risk management strategy is driven by the Fund’s investment objective. The Adviser oversees each of the risks in accordance with policies and procedures.

(i)   Price risk

Price risk is the risk that the value of the instrument will fluctuate as a result of changes in market prices, whether caused by factors specific to an individual investment, its issuer or any factor affecting financial instruments traded in the market. As all of the Fund’s Structured Credit Investments are carried at fair value with fair value changes recognized in the Statement of Operations, all changes in market conditions directly affect net assets.

(ii)   Interest rate risk

The fair value of the Fund’s investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

(iii) Prepayment risk

Prepayment risk is the risk associated with the early unscheduled return of principal on a fixed-income security. Some fixed-income securities, such as CDOs, have embedded call options which may be exercised by the issuer, or in the case of a CDO, the borrower. The yield-to-maturity of such securities cannot be known for certain at the time of purchase since the cash flows are not known. When principal is returned early, future interest payments will not be paid on that part of the principal. If the security was purchased at a premium (a price greater than 100) the security’s yield will be less than what was estimated at the time of purchase.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2020

7.   Concentrations of Risk (continued)

(a) Market risk (continued)

(iv) Collateral performance risk

Collateral performance risk is the risk that defaults or underperformance of the CDO’s underlying collateral negatively impacts scheduled payments to a tranche based on relative seniority in the overall capital structure of each deal.

(v) Liquidity risk

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions.

In addition to the normal risks associated with fixed income securities (e.g., interest rate risk, reinvestment risk, prepayment risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(vi) Leverage risk

CLO vehicles are typically very highly levered (10 – 14 times), and therefore the junior debt and equity tranches that the Fund invests in are subject to a higher degree of risk of total loss. In particular, investors in CLO vehicles indirectly bear risks of the underlying debt investments held by such CLO vehicles. The Fund generally has the right to receive payments only from the CLO vehicles, and generally does not have direct rights against the underlying borrowers or the entity that sponsored the CLO vehicle. While the CLO vehicles the Fund targets generally enable the investor to acquire interests in a pool of senior loans without the expenses associated with directly holding the same investments, the Fund generally pays a proportionate share of the CLO vehicles’ administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying CLO vehicles will rise or fall, these prices (and, therefore, the prices

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2020

7.   Concentrations of Risk (continued)

(a) Market risk (concluded)

(vi) Leverage risk (concluded)

of the CLO vehicles) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. The failure by a CLO vehicle in which we invest to satisfy financial covenants, including with respect to adequate collateralization and/or interest coverage tests, could lead to a reduction in its payments to us. In the event that a CLO vehicle fails certain tests, holders of debt senior to us may be entitled to additional payments that would, in turn, reduce the payments we would otherwise be entitled to receive. Separately, we may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting CLO vehicle or any other investment we may make. If any of these occur, it could materially and adversely affect our operating results and cash flows.

(b) Counterparty credit risk

Counterparty credit risk is the risk a counterparty to a financial instrument could fail on a commitment that it has entered into with the Fund. The Fund minimizes counterparty credit risk by undertaking transactions with large well-capitalized counterparties or brokers and by monitoring the creditworthiness of these counterparties.

(c) Credit risk

When the Fund invests in structured credit investments, the Fund does not have custody of the assets of the structured credit investment or control over the investment. In certain structured credit investments, the Fund may have limited access to or information regarding the assets of or collateral underlying the structured credit investment. Furthermore, the Fund may not be able to confirm independently the accuracy of the information provided by the managers of structured credit investments. As such, there may be uncertainty with respect to the information available to the Fund for purposes of analyzing the reasonableness of an independent price obtained for a structured credit investment or to fair value a structured credit investment. Ultimately, the uncertainty of the reliability of (or limited access to) information received in respect of a structured credit investment may impair the Fund’s ability to value its investment. As a result, the amount realized by the Fund upon disposition of the structured credit investment could be materially different from that which is reported as the carrying value of the investment at any point in time.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2020

7.   Concentrations of Risk (concluded)

(d) Economic Risks of Global Health Events

Global health events and pandemics, such as the COVID-19 disease that is caused by the SARS-CoV-2 coronavirus, have the ability to affect—quickly, drastically and substantially—global, national and regional financial and commercial and residential real estate markets, industries, sectors, the economic forces of supply and demand for commodities, good and services, labor markets, and credit and banking markets, and can substantially strain health care systems, government infrastructure and stability, and social structures and behaviors. The coronavirus, in particular, has resulted in enhanced health screenings, healthcare service preparation and delivery, increased strain on hospital resources and staff, increased demand for and strain on government medical resources, disruptions to supply chains and customer activity, lower consumer spending in certain sectors, closing of non-essential businesses, rapid increases in unemployment, government economic stimulus measures, social distancing, bans on large social gatherings and travel, border closings, shelter-in-place orders, quarantines, cancellations, school closings and a significant portion of the workforce working from home, as well as general concern and uncertainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, is having an unprecedented impact on the economies of many nations, individual companies and the market in general and could cause further disruptions that cannot necessarily be foreseen. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems, lack of stable government structures and insufficient government funding, and health crises may exacerbate other pre-existing political, social and economic risks in certain countries.

8.   Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, since inception the Fund has not had claims or losses pursuant to these contracts and expects the risk of loss to be remote.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (concluded)

June 30, 2020

9.   Financial Highlights

The following represents the ratios to average net assets and other supplemental information for the following periods:

	For the six month period ended June 30, 2020 (Unaudited)	For the year ended 2019	For the year ended 2018	For the year ended 2017	For the year ended 2016	For the year ended 2015

Total return (1)	-17.63%	9.61%	1.97%	12.33%	25.80%	-6.95%

Limited Partners’ capital, end of year (000’s)	$1,420,201	$1,796,627	$1,842,031	$1,818,362	$1,679,402	$1,298,480

Ratio to average partners’ capital†
Net investment income ratio
Net investment income	11.69% (2)	10.38%	9.78%	7.87%	10.04%	9.00%

Expense ratio
Operating expenses	0.12% (2)	0.14%	0.15%	0.20%	0.15%	0.12%

Portfolio turnover rate	17.17% (3)	20.12%	51.79%	54.67%	56.05%	35.45%

†	Ratios to average partners’ capital are calculated based on the outstanding Limited Partners’ capital during the period.
(1)	Total return, which reflects the month-to-month change in Limited Partners’ capital, is calculated using returns that have been geometrically linked based on capital contributions and withdrawals.
(2)	Annualized.
(3)	Not annualized.

10.  Subsequent Events

Management on behalf of the Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Included in Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual report.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable for semi-annual report.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

None.

Item 10.	Submission of Matters to a Vote of Security Holders.

None.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the 1940 Act, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SEI Structured Credit Fund, L.P.

By (Signature and Title)	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: September 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: September 4, 2020

By (Signature and Title)	/s/ Peter Rodriguez
Peter Rodriguez, Treasurer

Date: September 4, 2020